CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	€ (1,704)	€ 1,512	€ (338)
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization	2,105	1,879	1,610
Change in warrants fair value			(889)
Other non-cash compensation	160	260	289
Change in allowances for doubtful accounts & slow-moving inventories	734	176	591
Change in long-term provisions	455	(6)	300
Net capital loss on disposals of assets	291	79	37
Deferred tax expense (benefit)	45	(106)	(153)
Operating cash flow	2,087	3,794	1,447
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	1,137	908	(983)
Decrease (Increase) in inventories	(554)	(1,036)	(704)
Decrease (Increase) in other assets	69	(60)	115
(Decrease) Increase in trade accounts and notes payable	(422)	(249)	(70)
(Decrease) Increase in accrued expenses, other current liabilities	(339)	445	370
Net change in operating assets and liabilities	(110)	6	(1,272)
Net cash generated by (used in) operating activities	1,977	3,800	175
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(1,339)	(1,020)	(827)
Proceeds from sale of leased back assets			359
Acquisitions of property and equipment	(531)	(396)	(604)
Acquisitions of intangible assets	(103)	(35)	(438)
Acquisitions of other financial assets	(2)	(14)
Increase in deposits and guarantees	(36)	(67)	(59)
Net cash generated by (used in) investing activities	(2,011)	(1,532)	(1,569)
Cash flow from financing activities:
Proceeds from stock-option exercise	60	310
Proceeds from long term borrowings, net of financing costs	4,848	688	1,032
Repayment of long term borrowings	(519)	(1,087)	(443)
Repayment of obligations under financing leases in 2020 and 2019 and capital leases in 2018	(321)	(396)	(358)
Increase (decrease) in bank overdrafts and short-term borrowings	(867)	(179)	946
Net cash generated by (used in) financing activities	3,201	(664)	1,178
Net effect of exchange rate changes on cash and cash equivalents	642	(182)	(323)
Net increase (decrease) in cash and cash equivalents	3,810	1,422	(539)
Cash and cash equivalents at beginning of year	20,886	19,464	20,004
Cash and cash equivalents at end of year	€ 24,696	€ 20,886	€ 19,464